Note 7 - Property and Equipment, Net (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation, Depletion and Amortization, Nonproduction	€ 843	€ 683	€ 726
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	7,732	8,055
Assets Held under Capital Leases [Member]
Depreciation, Depletion and Amortization, Nonproduction	164	207	€ 310
Capital Leased Assets, Gross	2,220	2,466
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,129	2,338
Vehicles, Office and IT Equipment Held Under Capital Leases [Member]
Capital Leased Assets, Gross	743	627
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ 462	€ 353